Financial Expense, Net - Schedule of Financial Income (Expense), Net (Detail) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Financial income:
Interest on cash and cash equivalents and financial investments	$ 18.3	$ 68.2		$ 93.0
Interest on receivables	10.6	55.4		33.1
Residual value guarantee	3.7
Taxes over financial revenue	(3.9)	(7.0)		(9.0)
Other	0.4	0.2		0.1
Total financial income	29.1	116.8		117.2
Financial expenses:
Interest on loans and financing	(214.9)	(201.6)		(226.3)
IOF - (tax on financial transactions)	(9.1)	(1.6)		(1.4)
Interest on taxes, social charges and contributions	(4.9)	(6.7)		(3.7)
Residual value guarantee		(14.7)		(23.2)
Other	(16.1)	(14.7)		(18.7)
Total financial expenses	(245.0)	(239.3)		(273.3)
Derivative financial instruments	(16.8)	6.4		(15.4)
Financial expenses, net	$ (232.7)	$ (116.1)	[1]	$ (171.5)	[1]

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).